As filed with the Securities and Exchange Commission on September 18, 2018.

File Nos.
033-07785
811-04787
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 51	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52	[X]

FRANKLIN NEW YORK TAX-FREE TRUST
(a Delaware Statutory Trust, as successor to Franklin New York Tax-Free Trust, a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94404-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a) (ii)
[ ]	on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

[ ]	This Post-Effective amendment designates a new effective date for a previously filed Post-Effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 17th day of September, 2018.

FRANKLIN NEW YORK TAX-FREE TRUST

(Registrant)

By:   /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this

Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Christopher J. Molumphy* Christopher J. Molumphy	President and Chief Executive Officer – Investment Management Dated: September 17, 2018

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer – Finance and Administration Dated: September 17, 2018

Gaston Gardey * Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: September 17, 2018

Harris J. Ashton* Harris J. Ashton Terrance J. Checki* Terrance J. Checki Mary C. Choksi* Mary C. Choksi	Trustee Dated: September 17, 2018 Trustee Dated: September 17, 2018 Trustee Dated: September 17, 2018

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: September 17, 2018

Gregory E. Johnson * Gregory E. Johnson	Trustee Dated: September 17, 2018

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: September 17, 2018

J. Michael Luttig* J. Michael Luttig	Trustee Dated: September 17, 2018

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: September 17, 2018

John B. Wilson*	Trustee
John B. Wilson	Dated: September 17, 2018

*By:  /s/ Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase